Note 16 - Interest and Finance Costs - Summary of Interest and Finance Costs (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related party interest on debt	$ 302	$ 4	$ 0
Related party bank charges	$ 207	$ 16	$ 0